Mineral Claims	12 Months Ended
Apr. 30, 2012
Extractive Industries [Abstract]
Mineral Claims

4.           Mineral Claims

a.)	Hotstone Property:

On October 6, 2010, we entered into an Option Agreement (the “Agreement”) to earn a 50% undivided interest in a gold exploration property, known as the Hotstone property. The Hotstone property is comprised of a 5 claim unit totaling approximately 120 hectares within the Greenlaw Township, located 50 km southeast of Chapleau, Ontario, and 130 km west-southwest of Timmins, Ontario, Canada. On March 29, 2011, we entered into an amended option with David L. Gibson, an officer and director of our Company to extend the exploration expenditures to December 31, 2012 (the “Amended Agreement”).  Under the terms of the Agreement, the Company is required to pay

$100,000 by way of cash payments which were paid in November 2010 and March 2011, issue 1,000,000 restricted shares of common stock which were issued upon execution of the Agreement,  and, pursuant to the Amended Agreement, on or before December 31, 2012 expend $1,500,000 upon the property in the form of a work program to be agreed upon by the parties and to be conducted by the Operator.

In respect of the above Option Agreement the Company recorded acquisition costs totaling $263,232, which costs it tested as at April 30, 2011 and determined to impair the total acquisition costs of $263,232.

On January 6, 2012, the Company, the Optionor and Trio Gold Corporation (“Trio”) entered into an option agreement, whereby Trio agreed to undertake the funding of the exploration program, however, Trio was unable to raise the required funding and pursuant to that agreement, the amended property agreement is the governing agreement in regard to the Hotstone.

b)	Santa Rita mining concessions:

On October 30, 2010, the Company entered into an Option Agreement with Hans Peter Flueck to earn a 50% undivided interest in the Santa Rita mining concessions. On May 16, 2011, we entered into an amended option agreement with Hans Peter Flueck and Rimpago Company Limited Peru S.A.C. (the trustee holder of the Santa Rita Mining Concessions). Under the amended terms of the agreement the Company was required to:

1.	Make cash payments of $500,000 over a two-year period
a.	Initial cash payment of $50,000 which was paid during November 2010;
b.	A further payment of $100,000 which was paid during December 2010;
c.	A further cash payment of $175,000 on or before November 1, 2011;
d.	Final cash payment of $175,000 on or before November 1, 2012.

2.	Issue a total of 5,000,000 shares of the Company’s common stock over a two-year period
a.	1,000,000 shares of common stock were issued upon execution of the agreement;
b.	A total of 2,000,000 shares of common stock on November 1, 2011;
c.	A total of 2,000,000 shares of common stock on November 1, 2012.

Further, the following exploration expenditures were to be completed as follows:

(a) $1,500,000 on or before September 30, 2012; and

(b) $1,500,000 on or before April 30, 2013.

Under the agreement the Company was granted the right to earn 25% upon expenditure of the first $1,500,000 and the remaining 25% upon the second $1,500,000 being expended.  The $3,000,000 required expenditures are inclusive of the cash payments to Flueck.

On July 15, 2011 we received notification of an assignment of $1,000,000 of convertible notes issued by the Company to four investors to Plata Litoral Inc. (“Litoral”) which was incorporated by the note holders to hold the notes.   On August 1, 2011, Litoral noticed us that the notes were in default and were subject to immediate payment.  On September 10, 2011, Litoral and the Company reached a settlement agreement whereby the Company would assign to Litoral ninety percent (90%) of its interest in and to the property in exchange for Plata assuming all of the remaining payment obligations under the amended option agreement, except for the issuance of shares which would remain the responsibility of Coastal, in exchange for the forgiveness of the notes plus all accrued interest, the payment of $50,000 to Coastal by Litoral and the issuance of 75,659,000 shares of Litoral common stock to Coastal which Coastal may dividend to its stockholders of record as at October 31, 2011 at the sole election of Coastal.   Coastal did not effect a dividend of the shares of Litoral and holds the shares of Litoral.

On October 6, 2011, Coastal and Litoral entered into a mining acquisition and production agreement  (the “Royal Agreement”) with Royal Sovereign Internationale (“Royal”), Hans Peter Flueck (the vendor of the Santa Rita mining concessions), and Minera Rimpago Peru S.A.C. (the trustee for the claims), whereby Royal would expend a minimum of $5,000,000 by way of exploration and production financing to earn a 50% interest in and to the Santa Rita mining concessions. The Royal agreement required that Royal make cash payments of $2,400,000 by way of $175,000 to Fluek on November 1, 2011, $725,000 on or before January 1, 2012 to be expended on the property by September 30, 2012, $1,325,000 in trust on or before October 1, 2012 to be expended on the property by April 30, 2013; $175,000 to Flueck on October 30, 2012.  Further, Royal was required to prepare a work program on or before March 31, 2012 to construct and fit a 350ton per day processing plant to be in operation on or before April 30, 2013.   Under the agreement, Coastal was required to issue and shares of common stock to be issued to Flueck.  The agreement required that the parties redraft such agreement to comply with Peruvian law.  Litoral agreed to assign to Coastal Pacific a further interest in the Santa Rita mining concessions and Flueck agreed to dilute to a 25% interest in the Santa Rita mining concessions, such that the final ownership upon the $5,000,000 funding completing would be:

Royal – 50%

Hans Peter Flueck -25%

Litoral – 20%

Coastal – 5%

Coastal or its stockholders also hold approximately 38% of the total issued and outstanding shares of Litoral.  Further, Coastal will manage and undertake all exploration on the Santa Rita mining concessions.

Under the terms of the agreement, Coastal and Litoral would earn as payments are made which total their obligations under the amended option agreement.  In order to earn the 25% interest assignable under the amended Option Agreement, expenditures of $1,500,000 must be made.

Under the terms of our amended option agreement for Santa Rita, we are required to pay the vendor a total of $500,000 in cash payments, of which $150,000 has been paid. Further cash payments which were required to be paid in the amount of $175,000 by November 1, 2011 and $175,000 by November 1, 2012 were to be paid pursuant to the Royal agreement. As of April 30, 2012, the final agreement to be drafted and executed subject to Peruvian law had not been completed. Royal had not funded any of the required payments to be made or demonstrated that the funds are available. It is unclear, whether the Royal agreement, which superseded the amended option agreement is the governing agreement.  If that agreement is the governing agreement then until such time as a formal agreement is entered into or the parties to the agreement receive formal notice with a cure provision, then the option is in full force and effect.   However, any notice of default may result in litigation to maintain the Company’s rights under the agreements.   The Company currently does not have funds available to fund such litigation and would look to Litoral to provide such funding.  Should a determination be made that the amended option agreement as executed on May 16, 2011, is the governing agreement then the agreement may be deemed to be in default.  As of April 30, 2012, the Company had not issued the 2,000,000 shares as required under the amended option agreement to be issued on November 1, 2011, thus this may be deemed to be an effect of default under the amended option agreement and the Royal Agreement.

During the fiscal year ended April 30, 2011, the Company recorded acquisition costs totaling $670,098. As at April 30, 2011 the Company has tested its Santa Rita mining property acquisition costs in the amount of $670,098 for indications of impairment.

The concessions are for metallic minerals giving the titleholder the right to explore and exploit metallic minerals within the bounds of the concessions.  We have paid a total of $150,000 against the option payments on the Santa Rita as of the fiscal year ended April 30, 2012,  there have been total expenditures on exploration and other expenses, including insurance related to the Santa Rita or $501,980 of which  $433,616  has been paid by Coastal and the balance has been paid by Litoral.